SCHEDULE OF INCOME TAX RATE RECONCILIATION (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Schedule Of Income Tax Rate Reconciliation 1		34.00%
Income Tax Schedule Of Income Tax Rate Reconciliation 2		34.00%
Income Tax Schedule Of Income Tax Rate Reconciliation 3		(9.00%)
Income Tax Schedule Of Income Tax Rate Reconciliation 4		(9.00%)
Income Tax Schedule Of Income Tax Rate Reconciliation 5		(1.10%)
Income Tax Schedule Of Income Tax Rate Reconciliation 6		0.80%
Income Tax Schedule Of Income Tax Rate Reconciliation 7		23.90%
Income Tax Schedule Of Income Tax Rate Reconciliation 8		25.80%
Income Tax Schedule Of Income Tax Rate Reconciliation 1	34.00%
Income Tax Schedule Of Income Tax Rate Reconciliation 2	34.00%
Income Tax Schedule Of Income Tax Rate Reconciliation 3	9.00%
Income Tax Schedule Of Income Tax Rate Reconciliation 4	9.00%
Income Tax Schedule Of Income Tax Rate Reconciliation 5	4.10%
Income Tax Schedule Of Income Tax Rate Reconciliation 6	0.60%
Income Tax Schedule Of Income Tax Rate Reconciliation 7	29.10%
Income Tax Schedule Of Income Tax Rate Reconciliation 8	25.60%